Income Taxes - Carryforwards Available to Reduce Future Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Carryforward Available To Reduce Future Income Taxes [Line Items]
Alternative minimum tax credits carryforward	$ 20,435	$ 20,435
U.S. Federal
Carryforward Available To Reduce Future Income Taxes [Line Items]
Net operating loss, Years of Expiration Carryforward	2017 - 2035
Net operating loss, Tax Credit Carryforward, Amount	$ 558,718
Years of Expiration Carryforward Unlimited
Carryforward Available To Reduce Future Income Taxes [Line Items]
Alternative minimum tax credits carryforward	$ 20,435
Louisiana Tax Authority | State and Local Jurisdiction
Carryforward Available To Reduce Future Income Taxes [Line Items]
Net operating loss, Years of Expiration Carryforward	2020 - 2035
Net operating loss, Tax Credit Carryforward, Amount	$ 1,147,689